Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,077,151
Proposed Maximum Offering Price per Unit	13.62
Maximum Aggregate Offering Price	$ 28,290,796.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,906.96
Offering Note	(1) This registration statement registers the resale of 2,077,151 shares of common stock, $0.01 par value per share, of Chimera Investment Corporation (the "Common Stock") issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), such number of shares of Common Stock registered hereby shall include an indeterminable number of shares of Common Stock that may be issued in connection with a stock split, stock dividend, recapitalization or similar event. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on September 25, 2025.